Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
LVIP BlackRock Emerging Markets RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP BlackRock Emerging Markets RPM Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP BlackRock Emerging Markets RPM Fund (the “Fund”) is to invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year and AFFE has been annualized.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in the common stocks of companies located in emerging markets that are included in the Russell Emerging Markets Index, the Fund’s benchmark index. The sub-adviser may invest a large percentage of assets in issuers located in a single country, a small number of countries, or a particular geographic region. Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that are tied economically to emerging markets. The sub-adviser seeks to replicate the benchmark index by purchasing substantially all of the stocks of the companies, in approximately the same proportion, as those in the index.

The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The sub-adviser may also purchase other types of investment instruments such as American Depository Receipts, Global Depository Receipts, European Depository Receipts, and international equity exchange-traded funds (“ETFs”), and cash equivalents. Although the Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The Fund’s adviser will also employ an actively managed risk-management overlay. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser is permitted to invest up to 20% in the RPM strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the RPM strategy. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’ s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. In addition, the Fund's ability to track an index may be limited by the RPM strategy.

		In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Leverage Risk. Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on August 29, 2012. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 29, 2012. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
LVIP BlackRock Emerging Markets RPM Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2],[3]
Less	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4],[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[6]
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	320
5 years	rr_ExpenseExampleYear05	571
10 years	rr_ExpenseExampleYear10	1,288
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	320
5 years	rr_ExpenseExampleNoRedemptionYear05	571
10 years	rr_ExpenseExampleNoRedemptionYear10	1,288
LVIP BlackRock Emerging Markets RPM Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2],[3]
Less	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4],[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[6]
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	704
10 years	rr_ExpenseExampleYear10	1,573
1 year	rr_ExpenseExampleNoRedemptionYear01	114
3 years	rr_ExpenseExampleNoRedemptionYear03	399
5 years	rr_ExpenseExampleNoRedemptionYear05	704
10 years	rr_ExpenseExampleNoRedemptionYear10	1,573

[1]	Other Expenses are based on estimated amounts for the current fiscal year and AFFE has been annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	(including AFFE)
[4]	Fee Waiver and Expense Reimbursement
[5]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.80% of the Fund's average daily net assets for the Standard Class (and 1.05% for the Service Class). Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[6]	(After Fee Waiver and Expense Reimbursement)